Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Birthdefect	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitment And Contingencies [Line Items]
Capital lease obligations	$ 0	$ 0
Long-term operating lease commitments	$ 156,000,000	132,000,000
Long-term operating lease commitments expiration	These leases expire at various dates during the next 30 years.
Rent expense	$ 57,000,000	63,000,000	$ 68,000,000
Purchase commitments	$ 333,000,000
Purchase commitments due period	2032
Accrued potential and current legal fees	$ 123,000,000	104,000,000
Insurance reimbursements	65,000,000	$ 61,000,000
Insurance reimbursement of claims potential maximum exposure	$ 205,000,000
Number of birth defect individuals | Birthdefect	45
Environmental remediation costs	$ 88,000,000
Motorola
Commitment And Contingencies [Line Items]
Lawsuits allege exposures, descirption	The Motorola suits allege exposures between 1965 and 2006. Each claim seeks an unspecified amount of damages for the alleged injuries
Minimum [Member]
Commitment And Contingencies [Line Items]
Range of possible loss	$ 0
Maximum [Member]
Commitment And Contingencies [Line Items]
Range of possible loss	$ 289,000,000